Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements

4.Fair Value Measurement

The Company measures certain financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company uses a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach).

The levels of hierarchy are described below:

Level 1	Quoted prices in active markets for identical instruments;
Level 2

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement.

The carrying amount of certain financial instruments, including prepaid expenses and deposits, accounts payable, accrued expenses and convertible notes payable approximates fair value due to their short maturities.

SPRING VALLEY ACQUISITION CORP
Fair Value Measurements

Note 10 - Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, by level within the fair value hierarchy:

March 31, 2022		Significant	Significant
	Quoted Prices	Other	Other
	Markets	Observable	Unobservable
	in Active	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,344,333	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$22,540,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$17,444,000	$—

December 31, 2021		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,320,939	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$14,375,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,774,000

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 measurement to a Level 2 measurement in January 2022, as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. There were no other transfers to/from Levels 1, 2, and 3 during the three months ended March 31, 2022.

Level 1 instruments include investments in mutual funds invested in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the consolidated statements of operations in each period.

The following table presents a summary of the changes in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, measured on a recurring basis.

For the three months ended March 31, 2022
Derivative warrant liabilities at January 1, 2022	$14,774,000
Transfer of Private Warrants to Level 2	(14,774,000)
Change in fair value of derivative warrant liabilities	—
Derivative warrant liabilities at March 31, 2022	$—

For the year ended December 31, 2021
Derivative warrant liabilities at January 1, 2021	$14,685,000
Change in fair value of derivative warrant liabilities	89,000
Derivative warrant liabilities at December 31, 2021	$14,774,000

The initial fair value of the Public and Private Placement Warrants, issued concurrently and in connection with the Initial Public Offering, has been estimated using a Least Squares Monte Carlo Model, which is considered to be a Level 3 fair value measurement. As the path-dependent nature of the redemption provisions does not apply to the Private Placement warrants, the Company estimated the fair value using a Least Square Monte Carlo Model framework with significant assumptions including the price of the Company’s ordinary shares, risk-free rate, volatility, and term to the Company’s initial business combination.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of
December 31, 2021
Exercise price	$11.50
IPO price	$10.00
Implied share price range (or underlying asset price)	$10.03
Volatility	20.60%
Term (years)	5.50
Risk-free rate	1.30%
Dividend yield	0.0%

Note 10 - Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, by level within the fair value hierarchy:

December 31, 2021		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,320,939	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$14,375,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,774,000

December 31, 2020		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Mutual funds	$232,301,973	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$18,975,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$14,685,000

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the year ended December 31, 2021 there were no transfers to/from Levels 1, 2, and 3. During the period from August 20, 2020 (inception) through December 31, 2020, the estimated fair value of Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement, when the Public Warrants were separately listed and traded in an active market in December 2020. There were no transfers during the year ended December 31, 2021.

Level 1 instruments include investments in mutual funds invested in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the consolidated statements of operations in each period.

The following table presents a summary of the changes in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, measured on a recurring basis.

For the year ended December 31, 2021
Derivative warrant liabilities at January 1, 2021	$14,685,000
Change in fair value of derivative warrant liabilities	89,000
Derivative warrant liabilities at December 31, 2021	$14,774,000

For the period from August 20, 2020 (inception) through December 31, 2020
Derivative warrant liabilities at August 20, 2020 (inception)	$—
Issuance of Public and Private Warrants	22,529,000
Transfer of Public Warrants to Level 1	(12,650,000)
Change in fair value of derivative warrant liabilities	4,806,000
Derivative warrant liabilities at December 31, 2020	$14,685,000

The initial fair value of the Public and Private Placement Warrants, issued concurrently and in connection with the Initial Public Offering, has been estimated using a Least Squares Monte Carlo Model, which is considered to be a Level 3 fair value measurement. As the path-dependent nature of the redemption provisions does not apply to the Private Placement warrants, the Company estimated the fair value using a Least Square Monte Carlo Model framework with significant assumptions including the price of the Company’s ordinary shares, risk-free rate, volatility, and term to the Company’s initial business combination.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31,	As of December 31,
	2021	2020
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied share price range (or underlying asset price)	$10.03	$10.12
Volatility	26.60%	21.0%
Term (years)	5.50	5.70
Risk-free rate	1.30%	0.46%
Dividend yield	0.0%	0.0%